Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,022	$ 10,311
Additional provisions	2,770	4,364
Utilization	(3,975)	(8,653)
Ending provision	$ 4,817	$ 6,022